Schedule of major customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 15,929,773	$ 13,603,949
Customer A [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 9,007,223	$ 8,677,589
Percentage of revenue	57.00%	64.00%
Trade receivables	$ 804,952	$ 815,148
Customer B [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 2,332,646
Percentage of revenue	15.00%		[1]
Trade receivables		$ 302,309	[1]
Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 11,339,869	$ 8,677,589
Percentage of revenue	72.00%	64.00%
Trade receivables	$ 804,952	$ 1,117,457

[1]	represent percentage less than 10%